SEGMENTED INFORMATION - GEOGRAPHIC INFORMATION (Details) - CAD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2018
Geographic Information
Total operating revenues (Note 4)	$ 11,562	$ 11,345	$ 10,745	$ 12,726	$ 12,889	$ 9,227	$ 11,116	$ 11,146	$ 46,378	$ 44,378	$ 34,560
Property, plant and equipment, net	94,540				90,711				94,540	90,711		$ 90,823
Canada
Geographic Information
Total operating revenues (Note 4)									19,023	18,076	12,470
Property, plant and equipment, net	44,716				46,025				44,716	46,025
United States
Geographic Information
Total operating revenues (Note 4)									27,355	26,302	$ 22,090
Property, plant and equipment, net	$ 49,824				$ 44,686				$ 49,824	$ 44,686